Accounts Payable and Accrued Liabilities (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Oct. 08, 2015	Apr. 21, 2017 CAD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Sep. 24, 2015 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD ($)
Disclosure of fair value measurement of assets [line items]
Cash payment on debt settlement					$ 35
Gain on debt settlement						$ 108	$ 54
Exploration expenditures					(121)
Fair value of price per share | $ / shares		$ 0.11
Flow through premium liability of price per share | $ / shares		$ 0.02
Flow through premium liability		$ 77			54
Acquisition and disposition description

Altiplano included a 3% NSR royalty and a buy back option. Marlin Gold retained the Altiplano royalty and buy back option, and shall receive a 1.5% NSR on all non-Altiplano claims that currently have no royalties associated with them. The closing of the Share Purchase Agreement resulted in Marlin Gold becoming an Insider of the Company, at that time, by virtue of having a 10.79% interest in the Company

Membership Agreement [Member]
Disclosure of fair value measurement of assets [line items]
Deferred Royalty Liability			$ 425
Private Placement [Member]
Disclosure of fair value measurement of assets [line items]
Common shares | shares		3,800,000
Price per share | $ / shares		$ 0.13
Proceeds from issuing shares		$ 500
Fondaway Canyon Project [Member]
Disclosure of fair value measurement of assets [line items]
Advance royalty payments per year					35
Deferred Royalty Liability					$ 600
Acquisition and disposition description					the 3% NSR has a buyout provision
Fondaway Canyon Project [Member] | Membership Agreement [Member]
Disclosure of fair value measurement of assets [line items]
Buyout provision amount			600
Advance royalty payments per year			35
Deferred Royalty Liability			$ 600
Acquisition and disposition description			The 3% NSR for the Fondaway Canyon project which was acquired in March 2017
Flow Through Tax [Member ]
Disclosure of fair value measurement of assets [line items]
Provision for indemnification					$ 2	2
Directors and Officers [Member]
Disclosure of fair value measurement of assets [line items]
Gain on debt settlement				$ 54			$ 54
Exploration expenditures								$ 14
Foreign creditor [Member]
Disclosure of fair value measurement of assets [line items]
Derecognized debt						3
Gain from derecognition of accounts payable						3
Debt Settlement and Derecognition [Member]
Disclosure of fair value measurement of assets [line items]
Debt						138
Cash payment on debt settlement						33
Gain on debt settlement						$ 105